Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information	2.2. Segment information
Accounting policies
Nokia has four operating and reportable segments for
financial reporting purposes: (1) Network Infrastructure,
(2) Mobile Networks, (3) Cloud and Network Services
and (4) Nokia Technologies. In addition, Nokia provides
net sales disclosure for the following business units
within the Network Infrastructure segment: (i) IP Networks,
(ii) Optical Networks and (iii) Fixed Networks.
The President and CEO is the chief operating decision-
maker monitoring the operating results of segments
for the purpose of assessing performance and making
decisions about resource allocation. Key financial
performance measures of the segments comprise
primarily net sales and segment operating profit.
The evaluation of segment performance and allocation
of resources is primarily based on segment operating
profit which the management believes is the most
relevant measure for this purpose. Segment operating
profit excludes intangible asset amortization and
other purchase price fair value adjustments, goodwill
impairments, restructuring-related charges and certain
other items of income and expenses that may not be
indicative of the business operating results.
Accounting policies of the segments are the same as
those for the Group except for the aforementioned
items of income and expenses that are not allocated to
the segments. Inter-segment revenues and transfers are
accounted for as if the revenues were to third parties,
that is, at current market prices.
Segment descriptions
Network Infrastructure
The Network Infrastructure segment serves communications
service providers, enterprises, webscales and public sector
customers. It comprises the following business units:
(i) IP Networks, which provides IP networks and services
for residential, mobile, enterprise and cloud applications;
(ii) Optical Networks, which provides optical transport
networks for metro, regional and long-haul applications
(iii) Fixed Networks, which provides fiber, fixed wireless access and copper technologies.
The results of the Submarine Networks business, which were
previously reported as part of Network Infrastructure operating segment, are presented in discontinued operations in these
consolidated financial statements. For more information on
discontinued operations, refer to Note 2.6. Discontinued
operations.
Mobile Networks
The Mobile Networks segment creates products and services
covering all mobile technology generations. Its portfolio
includes products for radio access networks (RAN) and
microwave radio (MWR) links for transport networks, and
solutions for network management, as well as network
planning, optimization, network deployment and technical
support services.
Cloud and Network Services
Cloud and Network Services segment provides open, fully
automated, and scalable software and solutions that accelerate the journey of service providers and enterprises to
autonomous networks and new value creation.
Cloud and Network Services segment invests in technologies
that are critical to our customers’ growth: 5G core, secure
autonomous networks, private wireless and industrial edge,
and network APIs. Delivered in a secure, Software-as-a-Service first model, these solutions help customers capture the
opportunities of digitalization, AI and cloud.
Nokia Technologies
Nokia Technologies segment monetizes Nokia’s intellectual
property, including patents, technologies and the Nokia brand, building on Nokia’s continued innovation leadership, long-term investment into research and development, and decades of
driving technology standards development. The majority of net sales and related costs and expenses attributable to licensing and patenting the patent portfolio of Nokia is recorded in
Nokia Technologies, while each segment separately records
its own research and development expenses.
Group Common and Other
Despite not being a reportable segment, Nokia also provides
segment-level information for Group Common and Other.
Group Common and Other includes Radio Frequency Systems
which had been managed as a separate entity and was
substantially divested in 2024. In addition, Group Common and
Other includes certain corporate-level and centrally managed operating expenses, as well as fair value gains and losses on investments in venture funds, including investments managed
by NGP Capital.
Segment results

EURm	Network Infrastructure(1)	Mobile Networks	Cloud and Network Services	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
2024
Net sales to external customers	6 517	7 721	3 021	1 928	33	—	19 220
Net sales to other segments	1	4	1	—	1	(7)	—
Operating profit/(loss)	761	409	249	1 514	(314)	(620)	1 999
Share of results of associated companies and joint ventures	—	1	7	(1)	—	—	7
Financial income and expenses							85
Profit before tax							2 091

Other segment items
Depreciation and amortization	(167)	(369)	(75)	(32)	(16)	(314)	(973)
2023
Net sales to external customers	6 919	9 791	3 219	1 085	124	—	21 138
Net sales to other segments	(2)	6	1	—	6	(11)	—
Operating profit/(loss)	1 016	723	255	734	(391)	(676)	1 661
Share of results of associated companies and joint ventures	—	(30)	7	12	—	(28)	(39)
Financial income and expenses							(153)
Profit before tax							1 469

Other segment items
Depreciation and amortization	(171)	(366)	(81)	(39)	(14)	(341)	(1 012)
2022
Net sales to external customers	7 894	10 658	3 350	1 583	276	—	23 761
Net sales to other segments	3	13	1	12	19	(48)	—
Operating profit/(loss)	1 069	940	177	1 208	(318)	(777)	2 299
Share of results of associated companies and joint ventures	—	(11)	6	(8)	—	(13)	(26)
Financial income and expenses							(104)
Profit before tax							2 169

Other segment items
Depreciation and amortization	(176)	(347)	(91)	(34)	(28)	(397)	(1 073)

(1)Includes IP Networks net sales of EUR 2 583 million (EUR 2 606 million in 2023 and EUR 3 063 million in 2022), Optical Networks net sales of EUR 1 636 million (EUR 1 942 million in 2023 and EUR 1 891 million in 2022) and Fixed Networks net sales of EUR 2 299 million (EUR 2 369 million in 2023 and EUR 2 943 million in 2022).
(2)Unallocated items comprise costs related to intangible asset amortization, restructuring-related charges, divestments of businesses and associates,  impairments and certain other items.

Material reconciling items between total segment
operating profit and operating profit for the Group

EURm	2024	2023	2022
Total segment operating profit	2 619	2 337	3 076
Restructuring and associated charges	(445)	(356)	(177)
Amortization of acquired intangible assets	(314)	(341)	(397)
Divestment of associates	190	—	—
Impairment and write-off of assets, net of reversals	(89)	(25)	(97)
Divestment of businesses	67	20	—
Costs associated with country exit	—	49	(98)
Other	(29)	(23)	(8)
Operating profit for the Group	1 999	1 661	2 299
Information by geographies and customer
concentration
Net sales to external customers by country

EURm	2024	2023	2022
Finland	2 060	1 192	1 697
United States	5 032	5 328	7 911
India	1 366	2 832	1 280
France	751	750	788
Other	10 011	11 036	12 085
Total	19 220	21 138	23 761
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Finland.
Major customers
As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with a limited number of
significant customers. In 2024 and in 2023, no single customer represented more than 10% of net sales. In 2022, net sales to the largest customer were 11% of net sales to external
customers. Net sales to the largest customer were reported by
Network Infrastructure, Mobile Networks and Cloud and
Network Services, as well as Group Common and Other.
Non-current assets by country

EURm	2024	2023
Finland	1 476	1 549
United States	4 493	4 383
France	1 647	2 139
Other	1 042	1 376
Total	8 658	9 447
Non-current assets consists of goodwill, other intangible
assets, property, plant and equipment and right-of-use assets.